COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Years Ending December 31,
2019	30,443
2020	27,496
2021	14,322
2022	8,299
2023	7,835
Thereafter	16,509
Total	104,904